OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2010
OTHER INVESTMENTS.
Schedule of other investments

			December 31,
	Annual interest rate	Maturity date
			2010	2009
Investments in ordinary shares (Related parties) (Note 26)	—	—	$9,763	$10,538
Loan receivable from Mr. P. Fattouche and Mr. M. Fattouche (Note 26)	6%	2015	91,503	—
Loan receivable from Intellect Telecom (Note 26)	7.0 - 11.0%	2012	—	12,808
Promissory notes of Sistema (Note 26)	0.0%	2017	20,293	20,449
Promissory notes of Sistema (Note 26)	0.0%	on demand	4,162	—
Investment in IFC Metropol	0.0%	—	—	2,921
Other	—	—	2,861	1,985

Total other investments			$128,582	$48,701